Commitments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CAD
Commitments 1	3,500	3,500
Commitments 2	6,425	6,425
Commitments 3	28,600	28,600
Commitments 4	10	10
Commitments 5	$ 4
Commitments 6		5
Commitments 7	5
Commitments 8	2
Commitments 9		2
Commitments 10	$ 2
Commitments 11	10.00%	10.00%